Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 7, 2012
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Prospectus Date	rr_ProspectusDate	Aug 7, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 7, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 7, 2012
QAM EQUITY HEDGE ETF (Prospectus Summary) | QAM Equity Hedge ETF | QAM Equity Hedge ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	QEH

QAM EQUITY HEDGE ETF (Prospectus Summary) | QAM Equity Hedge ETF
QAM EQUITY HEDGE ETF (NYSE Arca Ticker: QEH)
INVESTMENT OBJECTIVE
The QAM Equity Hedge ETF (the “Fund”) seeks investment results that exceed the risk adjusted performance of approximately 50% of the long/short equity hedge fund universe as defined by the HFRI Equity Hedge (Total) Index constituents.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		QAM Equity Hedge ETF
MANAGEMENT FEES		1.00%
DISTRIBUTION (12b-1) FEES		none
OTHER EXPENSES	[1]	0.39%
ACQUIRED FUND FEES AND EXPENSES	[2]	0.25%
TOTAL ANNUAL FUND OPERATING EXPENSES	[3]	1.64%
[1]	Because the Fund is new, ���Other Expenses��� are based on estimated amounts for the current fiscal year.
[2]
As a shareholder in certain underlying ETFs (the ���Acquired Funds���), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. ���Acquired Fund Fees and Expenses��� are based upon estimated amounts for the current fiscal year.

[3]
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund���s financial highlights (and the Fund���s financial statements) because the financial highlights include only the Fund���s direct operating expenses and do not include Acquired Fund Fees and Expenses.

EXAMPLE

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
QAM Equity Hedge ETF	167	518

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

PRINCIPAL INVESTMENT STRATEGIES

The Fund is a ‘‘fund of funds’’ that seeks to achieve its investment objective by investing primarily in both long and short positions in other exchange-traded funds (“ETFs’’) and exchange-traded notes (“ETNs”) that offer diversified exposure to global regions, countries, investment styles (i.e., value, growth), sectors and industries. Commerce Asset Management, LLC (the “Sub-Advisor”) seeks to achieve the Fund’s investment objective by taking long and short positions in underlying ETFs and underlying ETNs that the Sub-Advisor believes, in the aggregate, will track the performance of a selected universe of long/short equity hedge funds.

Long/short equity hedge funds typically buy stocks, ETFs, ETNs or currencies that the hedge fund managers expect will appreciate, and concurrently either sell short stocks, ETFs, ETNs or currencies that the hedge fund managers expect will decline in value or to hedge market or sector exposures.

In seeking to establish a long or short position in such instruments, the Fund may use swaps based on published indices, including international indices. The Fund also may invest in exchange-traded currency trusts (collectively, with ETFs and ETNs, “ETPs”). On a day-to-day basis, the Fund may hold money market instruments, cash, other cash equivalents, and ETPs that invest in these and other highly liquid instruments to collateralize its derivative positions.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The Fund is subject to a number of risks that may affect the value of its shares, including:

Allocation Risk. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of ETPs and the allocation of assets among such ETPs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole.

Counterparty Credit Risk. The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, exposes the Fund to risks that are different than those associated with direct investments in portfolio securities. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Credit Risk. The Fund could lose money if the issuer or guarantor of a debt instrument in which the Fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Derivatives Risk. The Fund intends to invest in derivatives to a significant extent. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Many derivatives (including option contracts) create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk.

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Equity Risk. The prices of equity securities in which the Fund invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETN Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark less investor fees. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. ETNs also may be subject to commodities market risk and credit risk.

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Liquidity Risk. Trading in shares of the Fund or an ETP may be halted because of market conditions or for reasons that, in the view of the Exchange or other securities exchange on which shares of an ETP are listed, make trading in shares inadvisable. In addition, the Fund’s investments in ETNs and certain other ETPs may be subject to restrictions on the amount and timing of any redemptions, which may adversely affect the Fund’s performance.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Short Sales Risk. Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited. Short sales involve leverage because the Fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may magnify gains or losses for the Fund.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to “regulated investment companies,” the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). Certain of the Fund’s investments may generate income that is not qualifying income. If the Fund were to fail to meet the qualifying income test and fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Trading Risk. Shares of the Fund may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

ETP Investment Risk. Through its investments in ETPs, the Fund will be subject to the risks associated with such investment vehicles’ investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held or tracked by an ETP could decrease. These risks include any combination of the risks described below. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation to the ETPs and their exposure to various security types, currencies, market sectors, and geographic regions.

·	Commodity Risk. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs. An ETP’s investment in commodities or commodity-linked derivative instruments may subject the ETP (and indirectly the Fund) to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

·	Concentration Risk. An ETP may, at various times, concentrate in the securities or commodities of a particular industry, group of industries, market sector or geographic region. To the extent an ETP’s investments are so concentrated, the Fund may be adversely affected by political, regulatory, and market conditions affecting the particular industry, group of industries, market sector or geographic region.

·	Counterparty Risk. Commodity-linked derivatives, repurchase agreements, swap agreements and other forms of financial instruments that involve counterparties subject an ETP to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s bankruptcy or failure to perform its obligations.

·	Credit Risk. Certain ETPs are subject to the risk that a decline in the credit quality of a portfolio investment or a counterparty to a portfolio investment could cause the ETP’s share price to fall. The ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

·	Emerging Markets Risk. There is an increased risk of price volatility associated with an ETP’s investments in, or exposure to, emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

·	Equity Risk. The prices of equity securities in which an ETP invests or is exposed to rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

·	Foreign Currency Risk. Currency movements may negatively impact the value of an ETP portfolio security even when there is no change in the value of the security in the issuer’s home country. Certain ETPs may not hedge against the risk of currency exchange rate fluctuations, while other ETPs may if there is volatility in currency exchange rates.

·	Foreign Securities Risk. An ETP’s investments in, or exposure to, foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

·	Investment Risk. The Fund may experience losses with respect to its investment in an ETP. Further, there is no guarantee that an ETP will achieve its objective.

·	Large-Cap Risk. An ETP may invest in large-capitalization companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of small- and mid-cap companies or the market as a whole.

·	Mid-Cap Risk. An ETP may invest in mid-capitalization companies. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large- or small-cap companies or the market as a whole.

·	Small-Cap Risk. An ETP may invest in small-capitalization companies. Small-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-cap companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends. During a period when the performance of small-cap stocks falls behind that of other types of investments, such as large-cap stocks, the ETP’s performance could be adversely affected.

·	Tracking Error Risk. Tracking error can arise due to factors such as the effect of transaction fees and expenses incurred by the ETP, changes in composition of the benchmark, and the ability of the ETP manager or sponsor to successfully implement his or her investment strategy.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

FUND PERFORMANCE

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 7, 2012
QAM EQUITY HEDGE ETF (Prospectus Summary) | QAM Equity Hedge ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	QAM EQUITY HEDGE ETF (NYSE Arca Ticker: QEH)
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The QAM Equity Hedge ETF (the “Fund”) seeks investment results that exceed the risk adjusted performance of approximately 50% of the long/short equity hedge fund universe as defined by the HFRI Equity Hedge (Total) Index constituents.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Because the Fund is new, “Other Expenses” are based on estimated amounts for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates
As a shareholder in certain underlying ETFs (the “Acquired Funds”), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. “Acquired Fund Fees and Expenses” are based upon estimated amounts for the current fiscal year.

Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund’s financial highlights (and the Fund’s financial statements) because the financial highlights include only the Fund’s direct operating expenses and do not include Acquired Fund Fees and Expenses.

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment) None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares.

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is a ‘‘fund of funds’’ that seeks to achieve its investment objective by investing primarily in both long and short positions in other exchange-traded funds (“ETFs’’) and exchange-traded notes (“ETNs”) that offer diversified exposure to global regions, countries, investment styles (i.e., value, growth), sectors and industries. Commerce Asset Management, LLC (the “Sub-Advisor”) seeks to achieve the Fund’s investment objective by taking long and short positions in underlying ETFs and underlying ETNs that the Sub-Advisor believes, in the aggregate, will track the performance of a selected universe of long/short equity hedge funds.

Long/short equity hedge funds typically buy stocks, ETFs, ETNs or currencies that the hedge fund managers expect will appreciate, and concurrently either sell short stocks, ETFs, ETNs or currencies that the hedge fund managers expect will decline in value or to hedge market or sector exposures.

In seeking to establish a long or short position in such instruments, the Fund may use swaps based on published indices, including international indices. The Fund also may invest in exchange-traded currency trusts (collectively, with ETFs and ETNs, “ETPs”). On a day-to-day basis, the Fund may hold money market instruments, cash, other cash equivalents, and ETPs that invest in these and other highly liquid instruments to collateralize its derivative positions.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is subject to a number of risks that may affect the value of its shares, including:

Allocation Risk. The Fund’s particular allocations may have a significant effect on the Fund’s performance. Allocation risk is the risk that the selection of ETPs and the allocation of assets among such ETPs will cause the Fund to underperform other funds with a similar investment objective that do not allocate their assets in the same manner or the market as a whole.

Counterparty Credit Risk. The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, exposes the Fund to risks that are different than those associated with direct investments in portfolio securities. For example, if a swap agreement counterparty defaults on its payment obligations to the Fund, this default will cause the value of your investment in the Fund to decrease. Swap agreements also may be considered to be illiquid.

Credit Risk. The Fund could lose money if the issuer or guarantor of a debt instrument in which the Fund invests becomes unwilling or unable to make timely principal and/or interest payments, or to otherwise meet its obligations.

Derivatives Risk. The Fund intends to invest in derivatives to a significant extent. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment. A derivative is a financial contract the value of which depends on, or is derived from, the value of a financial asset (such as stock, bond or currency), a physical asset (such as gold) or a market index (such as the S&P 500 Index). Many derivatives (including option contracts) create leverage thereby causing the Fund to be more volatile than it would be if it had not invested in derivatives. Derivatives also expose the Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations) and to credit risk.

Early Closing Risk. An unanticipated early closing of the NYSE Arca, Inc. (the “Exchange”) may result in a shareholder’s inability to buy or sell shares of the Fund on that day.

Equity Risk. The prices of equity securities in which the Fund invests rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles which may cause stock prices to fall over short or extended periods of time.

ETN Risk. ETNs are senior, unsecured unsubordinated debt securities issued by an underwriting bank that are designed to provide returns that are linked to a particular benchmark less investor fees. ETNs have a maturity date and generally are backed only by the creditworthiness of the issuer. As a result, the value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market (e.g., the commodities market), changes in the applicable interest rates, and changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced market. ETNs also may be subject to commodities market risk and credit risk.

Investment Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or even long periods of time.

Liquidity Risk. Trading in shares of the Fund or an ETP may be halted because of market conditions or for reasons that, in the view of the Exchange or other securities exchange on which shares of an ETP are listed, make trading in shares inadvisable. In addition, the Fund’s investments in ETNs and certain other ETPs may be subject to restrictions on the amount and timing of any redemptions, which may adversely affect the Fund’s performance.

Market Risk. Due to market conditions, the value of the Fund’s investments may fluctuate significantly from day to day. This volatility may cause the value of your investment in the Fund to decrease.

Short Sales Risk. Short sales are transactions in which the Fund sells a security it does not own. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes down in price between the time the Fund sells the security and buys it back, the Fund will realize a gain on the transaction. Conversely, if the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Any such loss is increased by the amount of premium or interest the Fund must pay to the lender of the security. Likewise, any gain will be decreased by the amount of premium or interest the Fund must pay to the lender of the security. Because a short position loses value as the security’s price increases, the loss on a short sale is theoretically unlimited. Short sales involve leverage because the Fund borrows securities and then sells them, effectively leveraging its assets. The use of leverage may magnify gains or losses for the Fund.

Tax Risk. In order to qualify for the favorable U.S. federal income tax treatment accorded to “regulated investment companies,” the Fund must derive at least 90% of its gross income in each taxable year from certain categories of income (“qualifying income”). Certain of the Fund’s investments may generate income that is not qualifying income. If the Fund were to fail to meet the qualifying income test and fail to qualify as a regulated investment company, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Fund in computing its taxable income.

Trading Risk. Shares of the Fund may trade below their net asset value (“NAV”). The NAV of shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained.

ETP Investment Risk. Through its investments in ETPs, the Fund will be subject to the risks associated with such investment vehicles’ investments, or reference assets in the case of ETNs, including the possibility that the value of the securities or instruments held or tracked by an ETP could decrease. These risks include any combination of the risks described below. The Fund’s exposure to a particular risk will be proportionate to the Fund’s overall allocation to the ETPs and their exposure to various security types, currencies, market sectors, and geographic regions.

·	Commodity Risk. Because certain ETPs may have a significant portion of their assets exposed directly or indirectly to commodities or commodity-linked securities, developments affecting commodities may have a disproportionate impact on such ETPs. An ETP’s investment in commodities or commodity-linked derivative instruments may subject the ETP (and indirectly the Fund) to greater volatility than investments in traditional securities, particularly if the instruments involve leverage. The value of commodities and commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

·	Concentration Risk. An ETP may, at various times, concentrate in the securities or commodities of a particular industry, group of industries, market sector or geographic region. To the extent an ETP’s investments are so concentrated, the Fund may be adversely affected by political, regulatory, and market conditions affecting the particular industry, group of industries, market sector or geographic region.

·	Counterparty Risk. Commodity-linked derivatives, repurchase agreements, swap agreements and other forms of financial instruments that involve counterparties subject an ETP to the risk that the counterparty could default on its obligations under the agreement, either through the counterparty’s bankruptcy or failure to perform its obligations.

·	Credit Risk. Certain ETPs are subject to the risk that a decline in the credit quality of a portfolio investment or a counterparty to a portfolio investment could cause the ETP’s share price to fall. The ETPs could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations.

·	Emerging Markets Risk. There is an increased risk of price volatility associated with an ETP’s investments in, or exposure to, emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

·	Equity Risk. The prices of equity securities in which an ETP invests or is exposed to rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole.

·	Foreign Currency Risk. Currency movements may negatively impact the value of an ETP portfolio security even when there is no change in the value of the security in the issuer’s home country. Certain ETPs may not hedge against the risk of currency exchange rate fluctuations, while other ETPs may if there is volatility in currency exchange rates.

·	Foreign Securities Risk. An ETP’s investments in, or exposure to, foreign issuers involve certain risks including, but not limited to, risks of adverse changes in foreign economic, political, regulatory and other conditions, or changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges). In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States. In addition, the securities of some foreign companies may be less liquid and, at times, more volatile than securities of comparable U.S. companies.

·	Investment Risk. The Fund may experience losses with respect to its investment in an ETP. Further, there is no guarantee that an ETP will achieve its objective.

·	Large-Cap Risk. An ETP may invest in large-capitalization companies. Returns on investments in stocks of large U.S. companies could trail the returns on investments in stocks of small- and mid-cap companies or the market as a whole.

·	Mid-Cap Risk. An ETP may invest in mid-capitalization companies. Mid-cap companies may be more volatile and more likely than large-cap companies to have limited product lines, markets or financial resources, or depend on a few key employees. Returns on investments in stocks of mid-cap companies could trail the returns on investments in stocks of large- or small-cap companies or the market as a whole.

·	Small-Cap Risk. An ETP may invest in small-capitalization companies. Small-cap companies may be more vulnerable than larger, more established organizations to adverse business or economic developments. In particular, small-cap companies may have limited product lines, markets, and financial resources and may be dependent upon a relatively small management group. These securities may be listed on an exchange or trade over-the-counter, and may or may not pay dividends. During a period when the performance of small-cap stocks falls behind that of other types of investments, such as large-cap stocks, the ETP’s performance could be adversely affected.

·	Tracking Error Risk. Tracking error can arise due to factors such as the effect of transaction fees and expenses incurred by the ETP, changes in composition of the benchmark, and the ability of the ETP manager or sponsor to successfully implement his or her investment strategy.

As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any fund, there is no guarantee that the Fund will achieve its investment objective.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund’s website at www.advisorshares.com.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess
A comparison of the Fund’s performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund; however, the Fund is new and, therefore, does not have a performance history for a full calendar year.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.advisorshares.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
QAM EQUITY HEDGE ETF (Prospectus Summary) | QAM Equity Hedge ETF | QAM Equity Hedge ETF
Risk/Return:	rr_RiskReturnAbstract
MANAGEMENT FEES	rr_ManagementFeesOverAssets	1.00%
DISTRIBUTION (12b-1) FEES	rr_DistributionAndService12b1FeesOverAssets	none
OTHER EXPENSES	rr_OtherExpensesOverAssets	0.39%	[1]
ACQUIRED FUND FEES AND EXPENSES	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%	[2]
TOTAL ANNUAL FUND OPERATING EXPENSES	rr_ExpensesOverAssets	1.64%	[3]
1 Year	rr_ExpenseExampleYear01	167
3 Years	rr_ExpenseExampleYear03	518

[1]	Because the Fund is new, ���Other Expenses��� are based on estimated amounts for the current fiscal year.
[2]
As a shareholder in certain underlying ETFs (the ���Acquired Funds���), the Fund will indirectly bear its proportionate share of the fees and expenses of the Acquired Funds. ���Acquired Fund Fees and Expenses��� are based upon estimated amounts for the current fiscal year.

[3]
The Total Annual Fund Operating Expenses in this fee table may not correlate to the expense ratios in the Fund���s financial highlights (and the Fund���s financial statements) because the financial highlights include only the Fund���s direct operating expenses and do not include Acquired Fund Fees and Expenses.